Income Tax Expense (Details) - Schedule of Tax Rate - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income tax expense
Current tax expense	$ 218,035	$ 8,061
Loss from continuing operation before income tax	(11,701,303)	(11,226,587)	(2,305,477)
Tax calculated at domestic tax rates applicable to respective profits	(1,930,715)	(1,852,387)	(380,404)
Effect of tax rates in Cayman Islands
Effect of non-taxable income	(6,697)	(245)
Tax effect of tax loss not recognized	2,155,447	1,860,693	380,404
Income tax expense	$ 218,035	$ 8,061